Events occurring after the reporting period	9 Months Ended
Sep. 30, 2022
Events occuring after the reporting period [Abstract]
Events occurring after the reporting period	Events occurring after the reporting period On November 14, Exscientia and MD Anderson signed a collaboration agreement to leverage AI in developing novel oncology treatments. The agreement aligns MD Anderson’s drug development expertise with Exscientia’s AI-driven patient-first precision medicine and drug discovery platforms. The research collaboration will utilise Exscientia’s precision medicine platform to identify novel anti-cancer, cell-intrinsic small-molecule compounds based on jointly identified therapeutic targets. Promising candidates will advance for further development with the team at MD Anderson’s Therapeutics Discovery division. MD Anderson and Exscientia anticipate that successful target discovery programs may be advanced into proof-of-concept clinical trials at MD Anderson. Under the agreement terms, Exscientia and MD Anderson will jointly contribute to and support each program designated to move forward.